Organization	12 Months Ended
Dec. 31, 2024
Organization [Abstract]
ORGANIZATION

Note 1 – ORGANIZATION

TDH Holdings, Inc. (“TDH Holdings”) was incorporated on September 30, 2015 under the laws of the British Virgin Islands. On November 4, 2015, TDH Holdings incorporated a wholly owned subsidiary, TDH HK Limited (“TDH HK”) in Hong Kong for the purpose of being a holding company for the equity interest in Qingdao Tiandihui Foodstuffs Co., Ltd. (“Tiandihui”). On September 9, 2016, TDH Holdings incorporated TDH Petfood LLC, a Nevada limited liability company, in which TDH Holdings holds 99% equity interest. In December, 2020, TDH Holdings acquired the remaining 1% equity interest of TDH Petfood LLC with a consideration of $100. TDH Petfood LLC does not own any material assets or liabilities. TDH Petfood LLC had no active business operations since its incorporation, and it has been deregistered and dissolved in 2021. Other than cash and equity interest in TDH HK and TDH Petfood LLC, TDH Holdings has not conducted any active business operations or own any material assets or liabilities prior to March 1, 2020 and started to invest in marketable securities since March 2020. TDH HK does not conduct any operations or own any material assets or liabilities except for cash and the 100% of the equity interest of Tiandihui which it acquired on February 21, 2016.

Tiandihui was founded in Qingdao City, Shandong Province, People’s Republic of China (“PRC”) on April 22, 2002 as a limited liability company. As of December 31, 2022, Tiandihui had one wholly owned subsidiary: Beijing Chongai Jiujiu Cultural Communication Co., Ltd. (“Chongai Jiujiu”), which was incorporated on March 3, 2011, in Beijing City, PRC. Tiandihui and its wholly owned subsidiary are engaged in the business of development, manufacturing and sales of high quality petfood products under our own formula patents. Our products are produced at Tiandihui facility and sold to the pet owners in PRC and to the retailers and wholesalers throughout worldwide. On March 16, 2022, the People’s Court of Huangdao District, Qingdao City, Shandong Province made a civil ruling and announced the acceptance of creditors’ application of bankruptcy liquidation of Tiandihui, Ltd., and it entered into bankruptcy proceedings. On December 27, 2023, the Court announced that the bankruptcy property distribution plan of Tiandihui was implemented and the bankruptcy proceedings were completed. As a result, Tiandihui has been fully disposed as of December 31, 2023.

On February 21, 2016, TDH HK entered into an equity transfer agreement with Rongfeng Cui and his wife Yanjuan Wang, the shareholders of Tiandihui at the time, to acquire 100% of the equity interests in Tiandihui (“reorganization”).

On July 19, 2016, Tiandihui acquired 100% shares of Chongai Jiujiu from Rongfeng Cui and Yanjuan Wang with a consideration of $87,849 (RMB610,000). The acquisition of Chongai Jiujiu is a transaction between entities under common control. Chongai Jiujiu had immaterial operations and suffered recurring operating losses since its inception. In December 2023, the Company transferred all its ownership interests in Chongai Jiujiu to a third party. The disposition of Chongai Jiujiu did not represent a strategic shift of the Company’s business due to the immateriality of its operations, accordingly, discontinued operations of Chongai Jiujiu are not included in these financial notes.

In November 2018, the Company completed business acquisitions of TDH Group BVBA, a Belgium entity and TDH JAPAN, a Japanese entity. TDH Group BVBA and TDH JAPAN had limited operation activities for the year ended December 31, 2020. TDH JAPAN was dissolved in February 2021.

On January 22, 2020, Qingdao Tiandihui Pet Foodstuffs Co., Ltd. (“Tiandihui Pet Foodstuffs”) was incorporated in Qingdao City, PRC.

On January 21, 2020, Qingdao Tiandihui Foodstuffs Sales Co., Ltd. (“Tiandihui Foodstuffs Sales”) was incorporated in Qingdao City, PRC. Tiandihui Foodstuffs Sales is a wholly owned subsidiary of Tiandihui Pet Foodstuffs.

On February 27, 2020, TDH Foods Limited was incorporated in Hong Kong, with the purpose of being a holding company for equity interests in Tiandihui Pet Foodstuffs. TDH Foods Limited does not conduct any operations or own any material assets or liabilities.

On August 24, 2020, TDH Holdings, Inc. acquired 100% equity interests of TDH Foods Limited. The acquisition of TDH Foods Limited and its subsidiaries is a transaction between entities under common control.

On June 4, 2021, TDH Income Corporation (“TDH Income”) was incorporated in Nevada. TDH Holdings, Inc. owns a 99.99% interest in TDH Income, and in December 2021, TDH Holdings, Inc. acquired the remaining 0.01% interest in TDH Income. As a result, TDH Income became a wholly-owned subsidiary of TDH Holdings, Inc.

On June 9, 2021, Ruby21Noland LLC (“Ruby21Noland”) was incorporated in Missouri. Ruby21Noland is a wholly owned subsidiary of TDH Income.

On October 31, 2021, TDH Income acquired 51% equity interests of Far Ling’s Inc. and 100% equity interests of Bo Ling’s Chinese Restaurant, Inc. On June 7, 2024, TDH Income sold its 51% equity interest in Far Ling’s Inc. and its 100% equity interest in Bo Ling’s Chinese Restaurant, Inc., to third parties. As a result, the Company discontinued its restaurant business line (see Note 4).

On January 22, 2022, Beijing Wenxin Co., Ltd. (“Beijing Wenxin”) was incorporated in Beijing City, PRC.

On March 27, 2023, Qingdao Chihong Information Consulting Co., Ltd. (“Qingdao Chihong”) was incorporated in Qingdao City, PRC.

In order to undertake the commercial real estate property management business, on April 30, 2024, Beijing Wenxin Co., Ltd. acquired 60% equity interests of Beijing Jingshi Commercial Management Co., Ltd. (“Beijing Jingshi”) an entity with rich real estate asset management and service experience and with the service capability to manage real estate property on behalf of the property owners.

On May 14, 2024, HARDEES2470 LLC (“HARDEES2470”) was incorporated in Missouri. HARDEES2470 is a wholly owned subsidiary of TDH Income.

On November 1, 2024, TDH Holdings, Inc. acquired 90% equity interests of Vigour Management Limited (“Vigour”) in order to further strengthen the Company’s commercial real estate property management business in the future.

Name of subsidiaries	Date of incorporation	Place of incorporation	Ownership percentage	Principal activities
TDH Foods limited	August 24, 2020	Hong Kong	100%	Investment
TDH HK limited	February 21, 2016	Hong Kong	100%	Investment
TDH Income Corporation	June 4, 2021	Nevada	100%	Investment
TDH Group BVBA	September 20, 2018	Belgium	100%	Investment
Beijing Wenxin Co., Ltd.	January 22, 2022	Beijing, China	100%	Investment
Vigour Management Limited.	November 1, 2024	BVI	90%	Investment
Qingdao Tiandihui Pet Foodstuff Co., Ltd.	January 22, 2020	Qingdao, China	100%	Pet food
Qingdao Tiandihui Foodstuff Sales Co., Ltd.	January 21, 2020	Qingdao, China	100%	Pet food
Ruby21Noland LLC	June 9, 2021	Missouri	100%	commercial real estate business
HARDEES2470 LLC	May 14, 2024	Missouri	100%	commercial real estate business
Hengzhuo Investment Limited	November 1, 2024	Hong Kong	90%	Investment
Beijing Ruihe Commercial Management Co., Ltd.	November 1, 2024	Beijing, China	90%	commercial real estate business
Beijing Ruihe Space Commercial Management Co., Ltd.	November 1, 2024	Beijing, China	90%	commercial real estate business
Qingdao Chihong Information Consulting Co., Ltd.	March 27, 2023	Qingdao, China	100%	Investment
Beijing Jingshi Commercial Management Co., Ltd.	April 30, 2024	Beijing, China	60%	commercial real estate business
Beijing Jingshi Space Commercial Management Co., Ltd.	April 30, 2024	Beijing, China	60%	commercial real estate business

TDH Holdings and its consolidated subsidiaries are collectively referred to herein as the “Company”, “we” and “us”, unless specific reference is made to an entity.